Investment in Associate - Additional Information (Detail) - Visen Pharmaceuticals [member] $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of associates and joint ventures [line items]
Ownership	50.00%	50.00%
Consideration received | $		$ 40.0
Contingent liabilities or capital commitments	€ 0
Revenue from associate	13,400,000		€ 10,500,000
Trade receivables from associate	€ 800,000		€ 0